Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40952
Entity Registrant Name	BABYLON HOLDINGS LIMITED
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1 Knightsbridge Green
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1X 7QA
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	333,924,785
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001866390
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	79,637,576
Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0000422573245084686 par value per share
Trading Symbol	BBLN
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A ordinary share
Trading Symbol	BBLN.W
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1 Knightsbridge Green
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1X 7QA
Entity Address, Country	GB
Contact Personnel Name	Ali Parsadoust
Contact Personnel Email Address	ceo@babylonhealth.com